UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch
              Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2006

Date of reporting period: 02/01/06 - 04/30/06

Item 1 - Schedule of Investments

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                       Face
                     Amount    Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 88.8%     $ 1,095    Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Adventist Health Systems-Sunbelt), 7% due 10/01/2014 (e)                                   $  1,315
                    ---------------------------------------------------------------------------------------------------------------
                      1,230    Ballantrae, Florida, Community Development District, Capital Improvement
                               Revenue Bonds, 6% due 5/01/2035                                                                1,278
                    ---------------------------------------------------------------------------------------------------------------
                      1,130    Broward County, Florida, Educational Facilities Authority Revenue Bonds
                               (Nova Southeastern University), 5% due 4/01/2031 (j)                                           1,166
                    ---------------------------------------------------------------------------------------------------------------
                        550    Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT, 6.25% due 1/01/2019                 582
                    ---------------------------------------------------------------------------------------------------------------
                        960    Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                               Hospital), 6.25% due 8/15/2023                                                                 1,033
                    ---------------------------------------------------------------------------------------------------------------
                      1,500    Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                               Hospital), 6.375% due 8/15/2032                                                                1,610
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Cypress Lakes, Florida, Community Development District, Special Assessment
                               Bonds, Series A, 6% due 5/01/2034                                                              1,042
                    ---------------------------------------------------------------------------------------------------------------
                      1,500    Fiddlers Creek, Florida, Community Development District Number 2, Special
                               Assessment Revenue Bonds, Series A, 6.375% due 5/01/2035                                       1,586
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Flagler County, Florida, School Board, COP, Series A, 5% due 8/01/2024 (g)                     1,034
                    ---------------------------------------------------------------------------------------------------------------
                      1,330    Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35%
                               due 7/01/2028 (b)(k)                                                                           1,366
                    ---------------------------------------------------------------------------------------------------------------
                        555    Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding
                               Bonds, AMT, Series 4, 6.25% due 7/01/2022 (g)                                                    567
                    ---------------------------------------------------------------------------------------------------------------
                      1,265    Florida State Board of Education, GO (Public Education Capital Outlay),
                               Series J, 5% due 6/01/2031                                                                     1,303
                    ---------------------------------------------------------------------------------------------------------------
                      5,000    Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222,
                               8.372% due 7/01/2017 (h)(i)                                                                    6,035
                    ---------------------------------------------------------------------------------------------------------------
                      2,500    Florida State Turnpike Authority, Turnpike Revenue Bonds, DRIVERS, Series 218,
                               8.362% due 7/01/2029 (h)(i)                                                                    3,017
                    ---------------------------------------------------------------------------------------------------------------
                        965    Harbor Bay, Florida, Community Development District, Capital Improvement Special
                               Assessment Revenue Bonds, Series A, 7% due 5/01/2033                                           1,041
                    ---------------------------------------------------------------------------------------------------------------
                        180    Heritage Isles Community Development District, Florida, Special Assessment Revenue
                               Refunding Bonds, 5.90% due 11/01/2006                                                            182
                    ---------------------------------------------------------------------------------------------------------------
                      2,000    Hernando County, Florida, School Board, COP, 5% due 7/01/2035 (b)                              2,060
                    ---------------------------------------------------------------------------------------------------------------
                      3,500    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Adventist Health System), Series A, 6% due 11/15/2011 (l)                                     3,891
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                               Company), AMT, Series A, 7.125% due 4/01/2030                                                  1,103
                    ---------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Florida Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax-Exempt Receipts
GO            General Obligation Bonds
EDA           Economic Development Authority
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDR           Industrial Development Revenue Bonds
VRDN          Variable Rate Demand Notes

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                       Face
                     Amount    Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 1,750    Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                               Company), AMT, Series B, 7.125% due 4/01/2030                                               $  1,931
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Hillsborough County, Florida, Port District Revenue Bonds (Tampa Port Authority
                               Project), AMT, 5% due 6/01/2036 (b)                                                            1,015
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Hillsborough County, Florida, School Board, COP, Refunding, Series A,
                               5% due 7/01/2026 (b)                                                                           1,033
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                               Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036                               1,047
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                               Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (b)                           1,072
                    ---------------------------------------------------------------------------------------------------------------
                      2,000    Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                               Bonds (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036                               2,097
                    ---------------------------------------------------------------------------------------------------------------
                        410    Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                               Bonds (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036 (b)                             440
                    ---------------------------------------------------------------------------------------------------------------
                      2,050    Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                               Solutions Project), AMT, 5.875% due 6/01/2031 (d)                                              2,204
                    ---------------------------------------------------------------------------------------------------------------
                      1,200    Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                               5.25% due 10/01/2032 (h)                                                                       1,258
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (b)                     1,029
                    ---------------------------------------------------------------------------------------------------------------
                      2,320    Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Martin Memorial Medical Center), Series A, 5.875% due 11/15/2032                              2,459
                    ---------------------------------------------------------------------------------------------------------------
                      4,435    Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A,
                               5% due 10/01/2033 (g)                                                                          4,491
                    ---------------------------------------------------------------------------------------------------------------
                      1,850    Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                               (Miami International Airport), AMT, Series A, 5% due 10/01/2038 (c)                            1,879
                    ---------------------------------------------------------------------------------------------------------------
                      2,495    Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                               Series B, 5.25% due 7/01/2026 (h)                                                              3,552
                    ---------------------------------------------------------------------------------------------------------------
                      3,450    Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                               Series B, 5% due 7/01/2033 (h)                                                                 2,649
                    ---------------------------------------------------------------------------------------------------------------
                      1,770    Miami-Dade County, Florida, School Board, COP, Series A, 5% due 11/01/2026 (a)                 1,837
                    ---------------------------------------------------------------------------------------------------------------
                      1,250    Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (b)         1,329
                    ---------------------------------------------------------------------------------------------------------------
                      4,225    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                               Series A, 5.20% due 10/01/2032 (b)(o)                                                          1,035
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Middle Village Community Development District, Florida, Special Assessment Bonds,
                               Series A, 6% due 5/01/2035                                                                     1,040
                    ---------------------------------------------------------------------------------------------------------------
                      2,000    Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                               Bonds, Series A, 6.25% due 5/01/2037                                                           2,180
                    ---------------------------------------------------------------------------------------------------------------
                        990    Oak Creek, Florida, Community Development District, Special Assessment Bonds,
                               5.80% due 5/01/2035                                                                            1,022
                    ---------------------------------------------------------------------------------------------------------------
                        990    Old Palm Community Development District, Florida, Special Assessment Bonds
                               (Palm Beach Gardens), Series A, 5.90% due 5/01/2035                                            1,029
                    ---------------------------------------------------------------------------------------------------------------
                        500    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Adventist Health System), 6.25% due 11/15/2024                                                  547
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                       Face
                     Amount    Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 2,705    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Orlando Regional Healthcare), 6% due 12/01/2012 (l)                                        $  3,021
                    ---------------------------------------------------------------------------------------------------------------
                      1,500    Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B,
                               5% due 7/01/2035 (a)                                                                           1,540
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds
                               (JetBlue Airways Corp.), AMT, 6.375% due 11/15/2026                                            1,004
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Orlando, Florida, Urban Community Development District, Capital Improvement Special
                               Assessment Bonds, 6.25% due 5/01/2034                                                          1,065
                    ---------------------------------------------------------------------------------------------------------------
                        960    Orlando, Florida, Urban Community Development District, Capital Improvement Special
                               Assessment Bonds, Series A, 6.95% due 5/01/2033                                                1,035
                    ---------------------------------------------------------------------------------------------------------------
                      1,265    Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
                               5.25% due 10/01/2025 (a)                                                                       1,334
                    ---------------------------------------------------------------------------------------------------------------
                      2,000    Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)                  2,101
                    ---------------------------------------------------------------------------------------------------------------
                        925    Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A,
                               5.50% due 10/01/2027 (h)                                                                         991
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (b)                       1,028
                    ---------------------------------------------------------------------------------------------------------------
                        985    Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                               6.75% due 5/01/2032                                                                            1,031
                    ---------------------------------------------------------------------------------------------------------------
                        500    Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                               6.375% due 5/01/2034                                                                             531
                    ---------------------------------------------------------------------------------------------------------------
                      2,080    Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds (Adventist
                               Health System-Sunbelt), 7% due 10/01/2014 (e)                                                  2,487
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Peace River/Manasota Regional Water Supply Authority, Florida, Utility System Revenue
                               Bonds, Series A, 5% due 10/01/2030 (g)                                                         1,035
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Peace River/Manasota Regional Water Supply Authority, Florida, Utility System Revenue
                               Bonds, Series A, 5% due 10/01/2035 (g)                                                         1,033
                    ---------------------------------------------------------------------------------------------------------------
                      2,000    Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health
                               System, Inc.), 5.75% due 11/15/2013 (l)                                                        2,196
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2025 (b)                   1,040
                    ---------------------------------------------------------------------------------------------------------------
                      1,300    Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (b)                   1,342
                    ---------------------------------------------------------------------------------------------------------------
                        185    Reunion East Community Development District, Florida, Special Assessment, Series B,
                               5.90% due 11/01/2007                                                                             186
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
                               5.25% due 10/01/2028 (a)                                                                       1,059
                    ---------------------------------------------------------------------------------------------------------------
                      1,080    Sandy Creek Community Development District, Florida, Special Assessment Bonds,
                               Series B, 5% due 11/01/2010                                                                    1,082
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Santa Rosa County, Florida, School Board, COP, DRIVERS, Series 1293Z, 6.38%
                               due 2/01/2014 (h)(i)                                                                           1,123
                    ---------------------------------------------------------------------------------------------------------------
                      1,700    Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds (Sarasota
                               Memorial Hospital), VRDN, Series A, 3.70% due 7/01/2037 (a)(f)                                 1,700
                    ---------------------------------------------------------------------------------------------------------------
                      2,320    South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337,
                               7.129% due 5/01/2032 (b)(i)                                                                    2,678
                    ---------------------------------------------------------------------------------------------------------------
                        985    South Kendall, Florida, Community Development District, Special Assessment Bonds,
                               Series A, 5.90% due 5/01/2035                                                                  1,023
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital,
                               Inc.), 5.80% due 10/01/2034                                                                    1,032
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                       Face
                     Amount    Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $   995    South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital
                               Inc.), 6.375% due 10/01/2034                                                                $  1,077
                    ---------------------------------------------------------------------------------------------------------------
                        645    Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                               Refunding Bonds, Series B, 5.50% due 11/01/2010                                                  648
                    ---------------------------------------------------------------------------------------------------------------
                        145    Stoneybrook West, Florida, Community Development District, Special Assessment Revenue
                               Bonds, Series B, 6.45% due 5/01/2010                                                             145
                    ---------------------------------------------------------------------------------------------------------------
                      1,200    Tallahassee, Florida, Energy System Revenue Bonds, 5% due 10/01/2035 (b)                       1,238
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Tamarac, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2030 (b)                     1,031
                    ---------------------------------------------------------------------------------------------------------------
                      2,860    University of Central Florida (UCF) Athletics Association Inc., COP, Series A,
                               5.25% due 10/01/2034 (h)                                                                       3,003
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Village Center Community Development District, Florida, Utility Revenue Bonds,
                               5.125% due 10/01/2028 (b)                                                                      1,040
                    ---------------------------------------------------------------------------------------------------------------
                      1,445    Vista Lakes Community Development District, Florida, Capital Improvement Revenue
                               Bonds, Series A, 6.75% due 5/01/2034                                                           1,555
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                               Project), Series A, 5% due 6/01/2035 (c)                                                       1,032
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    West Villages Improvement District, Florida, Special Assessment Revenue Bonds (Unit of
                               Development Number 3), 5.50% due 5/01/2037                                                     1,004
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    West Villages Improvement District, Florida, Special Assessment Revenue Refunding
                               Bonds (Unit of Development Number 2), 5.35% due 5/01/2015                                      1,012
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.8%       1,000    Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A,
                               5.25% due 9/01/2039 (m)                                                                        1,055
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.9%     1,500    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                               1,554
                    ---------------------------------------------------------------------------------------------------------------
                      4,650    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029 (j)                           5,039
                    ---------------------------------------------------------------------------------------------------------------
                      1,020    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                               1,072
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.9%    1,365    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                               Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                               6.625% due 6/01/2026                                                                           1,490
                    ---------------------------------------------------------------------------------------------------------------
                      1,000    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                               Series I, 5% due 7/01/2036                                                                     1,007
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost - $122,602) - 97.4%                                              127,085
-----------------------------------------------------------------------------------------------------------------------------------

                     Shares
                       Held    Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                        211    BlackRock Florida Insured Municipal 2008 Term Trust                                            2,931
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Mutual Funds (Cost - $3,495) - 2.2%                                                      2,931
-----------------------------------------------------------------------------------------------------------------------------------

                               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                          4    CMA Florida Municipal Money Fund, 3.14% (n)(p)                                                     4
                    ---------------------------------------------------------------------------------------------------------------
                         13    Merrill Lynch Institutional Tax-Exempt Fund, 3.49% (n)(p)                                         13
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities (Cost - $17) - 0.0%                                                   17
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $126,114*) - 99.6%                                                 130,033

                               Other Assets Less Liabilities - 0.4%                                                             522
                                                                                                                           --------
                               Net Assets - 100.0%                                                                         $130,555
                                                                                                                           ========
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 126,114
                                                                      =========
      Gross unrealized appreciation                                   $   4,649
      Gross unrealized depreciation                                        (730)
                                                                      ---------
      Net unrealized appreciation                                     $   3,919
                                                                      =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   CIFG Insured.
(d)   ACA Insured.
(e)   Escrowed to maturity.
(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(g)   FSA Insured.
(h)   FGIC Insured.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j)   Assured Guaranty Insured.
(k)   FHA Insured.
(l)   Prerefunded.
(m)   XL Capital Insured.
(n)   Represents the current yield as of 4/30/2006.
(o) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      CMA Florida Municipal Money Fund                       4           $    5
      Merrill Lynch Institutional Tax-Exempt Fund           --               --*
      --------------------------------------------------------------------------
      *     Amount is less then $1,000.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: June 22, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: June 22, 2006